                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name: Trent Capital Management, Inc.
Address: 3150 North Elm Street
         Suite 204
         Greensboro, NC 27408

Form 13F File Number: 28-
                         ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: David Labiak
Title: Chief Financial Officer
Phone: (336) 282-9302

Signature, Place, and Date of Signing:


/s/ David Labiak   Greensboro, North Carolina   November 1, 2005
----------------   --------------------------   -----------------
   [Signature]           [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included   None
Managers:

Form 13F Information Table Entry Total: 43
Form 13F Information Table Value Total: (thousands) $99,065
List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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
                                                                                                             Voting Authority
                            Title of              Value in                        Investment    Other    ------------------------
     Name of Issuer          Class      CUSIP     (x$1000)      Shares   SH/PRN   Discretion   Managers  Sole     Shared     None
---------------------------------------------------------------------------------------------------------------------------------
First Data                     COM    319963104        6546      163,640    SH       Sole               163640
Bed Bath & Beyond              COM    075896100        6400      159,290    SH       Sole               159290
Nokia                          COM    654902204        5932      350,826    SH       Sole               350826
Dollar General                 COM    256669102        5389      293,851    SH       Sole               293851
MBNA                           COM    55262L100        5305      215,304    SH       Sole               215304
American Express               COM    025816109        5273       91,803    SH       Sole                91803
Procter & Gamble               COM    742718109        5075       85,352    SH       Sole                85352
Cardinal Health                COM    14149Y108        5050       79,608    SH       Sole                79608
Johnson & Johnson              COM    478160104        4835       76,411    SH       Sole                76411
Omnicom Group                  COM    681919106        4565       54,585    SH       Sole                54585
Pepsico                        COM    713448108        4224       74,480    SH       Sole                74480
Harley-Davidson                COM    412822108        4114       84,940    SH       Sole                84940
Illinois Tool Works            COM    452308109        3996       48,540    SH       Sole                48540
Berkshire Hathaway             COM    084670207        3974        1,455    SH       Sole                 1455
Gannett                        COM    364730101        3959       57,524    SH       Sole                57524
3M                             COM    88579Y101        3947       53,805    SH       Sole                53805
Estee Lauder                   COM    518439104        3412       97,960    SH       Sole                97960
American Capital               COM    024937104        1504       41,025    SH       Sole                41025
First Industrial Realty        COM    313400301        1264       31,568    SH       Sole                31568
Liberty Property Trust         COM    531172104        1252       29,438    SH       Sole                29438
Highwoods Properties           COM    431284108        1132       38,370    SH       Sole                38370
Alliance Capital               COM    01855A101        1084       22,655    SH       Sole                22655
Lloyds TSB Group               COM    539439109        1073       32,280    SH       Sole                32280
Senior Housing                 COM    81721M109        1012       53,260    SH       Sole                53260
Enterprise Products            COM    293792107         941       37,360    SH       Sole                37360
Apartment Investment           COM    03748R101         916       23,615    SH       Sole                23615
Hospitality Properties         COM    44106M102         826       19,282    SH       Sole                19282
Teppco Partners                COM    872384102         818       20,160    SH       Sole                20160
Valero                         COM    91913W104         761       13,361    SH       Sole                13361
Progress Energy                COM    743263105         512       11,439    SH       Sole                11439
W.P. Stewart                   COM    G84922106         494       22,150    SH       Sole                22150
PNC Financial                  COM    693475105         432        7,452    SH       Sole                 7452
Fannie Mae                     COM    313586109         405        9,033    SH       Sole                 9033
General Elec Co.               COM    369604103         389       11,552    SH       Sole                11552
Regions Financial              COM    7591EP100         359       11,550    SH       Sole                11550
Pfizer Inc.                    COM    717081103         343       13,727    SH       Sole                13727
National City                  COM    635405103         310        9,262    SH       Sole                 9262
Boston Properties              COM    101121101         289        4,076    SH       Sole                 4076
Prologis Trust                 COM    743410102         268        6,045    SH       Sole                 6045
Home Depot                     COM    437076102         234        6,139    SH       Sole                 6139
Archstone Smith                COM     39583109         228        5,730    SH       Sole                 5730
Duke Energy                    COM    264399106         216        7,407    SH       Sole                 7407
Pharmanetics                   COM    71713J107           3        12520    SH       Sole                12520